UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        September 30, 2012
                                                      -----------------------

Check here if Amendment [  ]; Amendment Number:       -----------------------

  This Amendment (Check only one.):     [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:          Harber Asset Management, LLC
               -----------------------------------
               237 Park Ave
               -----------------------------------
               Suite 900
               -----------------------------------
               New York, NY 10017
               -----------------------------------


Form 13F File Number:       28-  12251
                            ----------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Harold W. Berry III
               -----------------------------------
Title:         Managing Member
               -----------------------------------
Phone:         (212) 808-7430
               -----------------------------------

Signature, Place, and Date of Signing:

/s/ Harold W. Berry III      New York, NY                 November 13, 2012
-----------------------      -------------------          ----------------------
[Signature]                  [City, State]                [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1
                                          -----------------
Form 13F Information Table Entry Total:   50
                                          -----------------
Form 13F Information Table Value Total:   $69,062
                                          -----------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number      Name

1         28-06273                  Graham Partners, L.P.

                           FORM 13F INFORMATION TABLE


NAME OF ISSUER               Title of    CUSIP      Value    Shares     SH/  Put/  Investment       Other     Shared      None
                             Class                  (x1000)  Held       PRN  Call  Discretion       Managers

ABM INDUSTRIES INC           COM         000957100  1,277       67,485  SH         Shared-Defined    1           67,485
ACTIVE NETWORK INC           COM         00506D100  2,183      174,260  SH         Shared-Defined    1          174,260
ACTIVISION BLIZZARD INC      COM         00507V109  1,635      145,000  SH         Shared-Defined    1          145,000
AIXTRON AG                   SPONSORED   009606104    642       48,500  SH         Shared-Defined    1           48,500
                             ADR
ANCESTRY COM INC             COM         032803108  1,098       36,500  SH         Shared-Defined    1           36,500
AVNET INC                    COM         053807103    754       25,903  SH         Shared-Defined    1           25,903
CANADIAN NAT RES LTD         COM         136385101  1,864       61,450  SH         Shared-Defined    1           61,450
CISCO SYS INC                COM         17275R102  1,989      104,159  SH         Shared-Defined    1          104,159
COMVERSE TECHNOLOGY INC      COM PAR     205862402    826      134,341  SH         Shared-Defined    1          134,341
                             $0.10
CONSTANT CONTACT INC         COM         210313102  2,011      115,550  SH         Shared-Defined    1          115,550
CORNING INC                  COM         219350105  2,573      195,670  SH         Shared-Defined    1          195,670
DIRECTV                      COM CL A    25490A101  1,757       33,500  SH         Shared-Defined    1           33,500
ELECTRONIC ARTS INC          COM         285512109  1,021       80,475  SH         Shared-Defined    1           80,475
E M C CORP MASS              COM         268648102  2,153       78,955  SH         Shared-Defined    1           78,955
ENERNOC INC                  COM         292764107    305       23,500  SH         Shared-Defined    1           23,500
ENTEGRIS INC                 COM         29362U104  2,914      358,400  SH         Shared-Defined    1          358,400
ENVIVIO INC                  COM         29413T106    724      330,533  SH         Shared-Defined    1          330,533
ERICSSON                     ADR B       294821608    821       90,060  SH         Shared-Defined    1           90,060
                             SEK 10
FLEXTRONICS INTL LTD         ORD         Y2573F102    853      142,200  SH         Shared-Defined    1          142,200
INGLES MARKETS INC           CL A        457030104  1,124       68,750  SH         Shared-Defined    1           68,750
INTEVAC INC                  COM         461148108  1,222      200,000  SH         Shared-Defined    1          200,000
ITURAN LOCATION AND CONTROL  SHS         M6158M       858       73,550  SH         Shared-Defined    1           73,550
KMG CHEMICALS INC            COM         482564101  1,634       88,330  SH         Shared-Defined    1           88,330
LAM RESEARCH CORP            COM         512807108  3,282      103,288  SH         Shared-Defined    1          103,288
LIONBRIDGE TECHNOLOGIES INC  COM         536252109    724      205,600  SH         Shared-Defined    1          205,600
MAC-GRAY CORP                COM         554153106  1,338       99,794  SH         Shared-Defined    1           99,794
MARVELL TECHNOLOGY GROUP LTD ORD         G5876H105  2,772      302,747  SH         Shared-Defined    1          302,747
MICROSOFT CORP               COM         594918104  2,508       84,280  SH         Shared-Defined    1           84,280
MONEYGRAM INTL INC           COM NEW     60935Y208    770       51,525  SH         Shared-Defined    1           51,525
NETAPP INC                   COM         64110D104  1,352       41,133  SH         Shared-Defined    1           41,133
NQ MOBILE INC                ADR         64118U108  1,295      161,900  SH         Shared-Defined    1          161,900
                             REPSTG
                             CL A
OFFICIAL PMTS HLDGS INC      COM         67623R106    104       21,000  SH         Shared-Defined    1           21,000
ORBOTECH LTD                 ORD         M75253100  4,655      543,170  SH         Shared-Defined    1          543,170
PC-TEL INC                   COM         69325Q105    452       64,126  SH         Shared-Defined    1           64,126
PEGASYSTEMS INC              COM         705573103  1,972       67,900  SH         Shared-Defined    1           67,900
PERFORMANT FINL CORP         COM         71377E105    500       46,600  SH         Shared-Defined    1           46,600
PLX TECHNOLOGY INC           COM         693417107    288       50,000  SH         Shared-Defined    1           50,000
PULSE ELECTRONICS CORP       Note        74586WAA4    730    1,000,000  SH         Shared-Defined    1        1,000,000
                             7.000%
                             12/1
QUALCOMM INC                 COM         747525103  1,849       29,600  SH         Shared-Defined    1           29,600
SANDISK CORP                 COM         80004C101    866       19,950  SH         Shared-Defined    1           19,950
SEACHANGE INTL INC           COM         811699107    510       65,000  SH         Shared-Defined    1           65,000
SEMTECH CORP                 COM         816850101    861       34,250  SH         Shared-Defined    1           34,250
SHORETEL INC                 COM         825211105    603      147,339  SH         Shared-Defined    1          147,339
SILICON IMAGE INC            COM         82705T102    780      170,700  SH         Shared-Defined    1          170,700
SONUS NETWORKS INC           COM         835916107    425      225,421  SH         Shared-Defined    1          225,421
TRIQUINT SEMICONDUCTOR INC   COM         89674K103  1,754      348,100  SH         Shared-Defined    1          348,100
TRW AUTOMOTIVE HLDGS CORP    COM         87264S106  1,477       33,780  SH         Shared-Defined    1           33,780
TYSON FOODS INC              CL A        902494103  2,126      132,700  SH         Shared-Defined    1          132,700
VISHAY INTERTECHNOLOGY INC   COM         928298108  1,981      201,501  SH         Shared-Defined    1          201,501
WESTELL TECHNOLOGIES INC     CL A        957541105    850      397,135  SH         Shared-Defined    1          397,135